SHARE-BASED COMPENSATION PLANS AND AWARDS (Tables)	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Assumptions used in the determination of fair value of stock options awarded
The weighted average assumptions used in the determination of fair value for stock options awarded in 2011, 2010, and 2009 are provided in the table below:

Assumptions	2011	2010	2009

Expected volatility rate	33.00%	31.81%	31.69%
Expected dividend yield	2.23%	2.86%	4.84%
Average risk-free interest rate	0.95%	1.23%	2.47%
Expected forfeiture rate	0.75%	0.75%	0.75%
Expected term years	5.20	5.20	5.20

Activity of stock option awards
A summary of the activity of the Company's stock option awards for 2011, 2010, and 2009 is presented below:

	2011		2010		2009
	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price

Outstanding at beginning of year	5,505,800	$29	8,682,900	$27	8,435,300	$27
Granted	537,500	38	597,900	40	710,600	28
Exercised	(2,059,900)	29	(3,758,200)	27	(335,100)	21
Cancelled, forfeited, or expired	(9,000)	25	(16,800)	22	(127,900)	23
Outstanding at end of year	3,974,400	$30	5,505,800	$29	8,682,900	$27

Options exercisable at year-end	2,796,400		4,150,300		6,987,500

Available for grant at end of year	1,475,922		2,601,160		3,798,646

Remaining contractual term and weighted average exercise prices of stock options outstanding and exercisable
The following table provides the remaining contractual term and weighted average exercise prices of stock options outstanding and exercisable at December 31, 2011:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding at December 31, 2011	Weighted-Average Remaining Contractual Life (Years)	Weighted-Average Exercise Price	Number Exercisable at December 31, 2011	Weighted-Average Exercise Price

$15-$24	688,700	4.6	$19	688,700	$19
$25-$29	1,177,900	6.1	28	941,000	28
$30-$32	645,700	4.3	30	630,700	30
$33-$34	305,700	5.8	33	305,700	33
$35-$40	1,156,400	9.2	39	230,300	39
	3,974,400	6.4	$30	2,796,400	$28

Summary of status of nonvested options
A summary of the status of the Company's nonvested options as of December 31, 2011 and changes during the year then ended is presented below:

Nonvested Options	Number of Options	Weighted-Average Grant Date Fair Value
Nonvested at January 1, 2011	1,355,500	$6.32
Granted	537,500	9.27
Vested	(715,000)	5.36
Forfeited	--	--
Nonvested Options at December 31, 2011	1,178,000	$8.25